Revenue and Accounts Receivable - Schedule of Accounts Receivable by Payor Type (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Accounts Receivable [Line Items]
Allowance for doubtful accounts	$ (36,000)	$ (36,000)	$ (24,050)
Accounts receivable	1,124,893	850,545	688,980
Medicare
Schedule Of Accounts Receivable [Line Items]
Accounts receivable	347,773	193,024	152,186
Direct bill (including clinical trials)
Schedule Of Accounts Receivable [Line Items]
Accounts receivable	270,454	339,763	64,183
Insurance carrier and all others
Schedule Of Accounts Receivable [Line Items]
Accounts receivable	542,666	353,758	496,661
Allowance for doubtful accounts
Schedule Of Accounts Receivable [Line Items]
Allowance for doubtful accounts	$ (36,000)	$ (36,000)